Commitments, Guarantees, and Contingencies - Narrative (Details) - Dec. 31, 2022 $ in Millions	CAD ($)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Guarantees issued on behalf of external parties	$ 0
Loss accrual	$ 5,000,000	$ 4